Revenue from services provided to customers - Schedule of Disaggregation of Investment Banking Revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation Of Investment Banking Revenue [Abstract]
Equity underwriting and distribution fees	¥ 45,478	¥ 18,862	¥ 33,113
Debt underwriting and distribution fees	27,456	21,145	29,812
Financial advisory fees	61,560	53,946	64,240
Other fees	38,771	19,255	22,438
Total	¥ 173,265	¥ 113,208	¥ 149,603